Related party transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Amounts due from related parties					$ 66,923
Amounts due to related parties					4,045
Amount deducted from cash consideration paid | ¥		¥ 29,241
Interest income | ¥	¥ 304		¥ 536	¥ 45
Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties						$ 32,670
Amounts due to related parties						2,541
Chindex Medical Limited and Ample Up Limited
Disclosure of transactions between related parties [line items]
Amounts due from related parties					99
Amounts due to related parties					166
Chindex Medical Limited and Ample Up Limited | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties						3,965
Amounts due to related parties						1,032
Fuji
Disclosure of transactions between related parties [line items]
Amounts due to related parties					334
Fuji | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due to related parties						781
Fosun Medical
Disclosure of transactions between related parties [line items]
Amounts due from related parties					44
Amounts due to related parties					103
TPG and Fosum
Disclosure of transactions between related parties [line items]
Amounts due to related parties					652
TPG and Fosum | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due to related parties						728
Senior Executives
Disclosure of transactions between related parties [line items]
Amounts due from related parties					63,405
Amounts due to related parties					2,790
Senior Executives | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties						$ 28,705
Sanjiu Hospital
Disclosure of transactions between related parties [line items]
Amounts due from related parties					$ 3,375